Going Concern (Details) (USD $)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	25 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012 agents	Nov. 30, 2011	May 31, 2011	May 31, 2012 agents	May 31, 2012	Nov. 30, 2012
Going Concern (Textual)
Net loss	$ (23,341)	$ (8,334)	$ (32,013)	$ (20,328)	$ (18,392)	$ (36,606)	$ (54,998)	$ (87,011)
Number of telemarketing agents, minimum			5			5
Number of telemarketing agents, maximum			10			10